Loans and advances at amortised cost (Table)	12 Months Ended
Dec. 31, 2019
18. Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2019	2018
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	9,722	10,228
Loans and advances at amortised cost to customers	121,015	124,891
Debt securities at amortised cost	10,899	1,840
Total loans and advances at amortised cost	141,636	136,959

Deposits at amortised cost from banks	18,144	15,569
Deposits at amortised cost from customers	195,737	183,768
Total deposits at amortised cost	213,881	199,337